Inventories - Amount of the Inventory Write-downs Charged to the Consolidated Statement of Income and Write-off of Inventories (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Charged to cost of products that have been resold	₩ 1,592	₩ 2,033	₩ 2,297
Write-off upon sale	₩ (1,106)	₩ (8)	₩ (756)